Goldman Sachs Short Duration Bond Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Short Duration Bond Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 221
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,127
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,818
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	599
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	303
Expense Example, with Redemption, 10 Years	692
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,285
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 587